UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST (Exact name of Registrant as specified in charter)

440 South LaSalle Street Chicago, Illinois 60605-1028 (Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Investment Portfolio July 31, 2005
Sector Issue	Shares	Value
Common Stocks (98.5%)
Aerospace (2.7%)
Curtiss Wright	1,800	$110,520
L-3 Communications	5,582	436,680
		547,200

Banking (7.0%)
Bank of Hawaii	3,900	200,265
Banner Corp	3,300	96,558
Columbia Banking Systems	4,200	116,256
Commerce Bancorp	2,300	78,039
Golden West Financial	4,100	266,992
M&T Bank Corp	1,800	195,318
Mercantile Bankshares	3,750	208,650
North Fork Bancorp	6,075	166,394
TCF Financial	1,400	100,072
Zions Bancorp	3,900	200,265
		1,628,809

Building (3.6%)
Centex	2,800	207,144
D R Horton	8,900	365,612
KB Home	2,100	172,011
		744,767

Capital Goods (1.5%)
Graco Inc	5,062	193,520
Paccar Inc	1,566	113,097
		306,617

Chemicals (2.1%)
RPM Intl Inc	11,600	217,500
Sherwin Williams	4,300	204,723
		422,223

Communications (1.2%)
Centurytel Inc	1,850	63,585
Tel & Data Sys	2,250	89,663
Telephone & Data Spl	2,250	85,950
		239,198

Consumer Durables (3.5%)
Autoliv Inc	2,300	102,465
Brunswick Corp	3,800	176,928
Carlisle Cos Inc	2,100	138,306
Johnson Controls	1,800	103,392
Mohawk Industries *	1,000	87,820
Polaris Industries	1,900	105,070
		713,981

Consumer Retail (7.1%)
Abercrombie & Fitch	2,800	201,740
Am Eagle Outfitters	2,800	92,260
Federated Dpt Stores	2,700	204,849
Kenneth Cole Prod	4,250	126,523
K-Swiss Inc Cl-A	14,600	493,042
Liz Claiborne	2,700	112,347
Office Depot*	7,700	218,526
		1,449,287

Consumer Staples (5.2%)
Alberto Culver	5,000	225,600
CIT Group Inc	5,700	251,598
Constellation Br A*	11,700	320,580
Nu Skin Enterprises	4,350	102,747
Ralcorp Holdings	4,000	172,000
		1,072,525

Energy (8.2%)
Amerada Hess Corp	1,000	117,860
Devon Energy Corp	5,000	280,450
Helmerich & Payne	2,300	131,376
Marathon Oil Corp	5,179	302,246
National Oilwell Var	5,645	295,516
Pogo Producing	2,950	162,339
Valero Energy	4,600	380,788
		1,670,575

Financial Diversified (8.8%)
Boston Properties	2,650	201,798
Health Care Prop	2,100	58,506
Kimco Realty Corp	3,700	242,942
Legg Mason	1,950	199,193
Prologis Trust	5,000	227,800
Regency Centers	3,350	206,695
T Rowe Price Group	3,600	238,860
Ventas Inc	13,150	424,614
		1,800,408

Health Care (9.1%)
Bard Cr Inc	5,600	374,024
Bausch & Lomb Inc	1,750	148,138
Becton Dickinson	1,500	83,055
Bio-Rad Labs*	2,050	123,062
Covance Inc*	5,100	252,705
Dade Behring Holding	3,150	238,770
Humana Inc*	4,700	187,295
Mylan Labs	11,700	203,112
Pacificare Health Systems*	2,375	180,975
Zimmer Holdings Inc*	800	65,888
		1,857,024

Industrial (2.5%)
American Standard Cos Inc	2,694	119,290
Ametek Inc	4,000	164,800
Ball Corp	3,200	121,440
Griffon*	4,300	111,155
		516,685

Insurance (4.8%)
Amerus Group*	3,850	198,583
Cincinnati Financial	4,550	187,551
Commerce Group	2,300	143,405
Delphi Financial Group A	5,400	261,954
Torchmark Corp.	3,600	188,172
		979,665

Metals (2.0%)
Consol Energy Inc	3,400	229,024
Phelps Dodge	1,650	175,643
		404,667

Services (9.3%)
Administaff, Inc	5,400	138,240
Banta Corp	3,500	167,090
Black & Decker	3,400	307,054
Courier Corp	2,080	84,094
Darden Restaurant	7,700	267,190
Fortune Brands	2,900	274,195
Heidrick & Struggles	3,200	95,936
ITT Education	4,200	215,250
Knight Ridder	1,300	81,328
Manpower Inc	2,600	124,280
Matthews Intl	3,500	136,500
		1,891,157

Technology (12.4%)
Anteon Intl Corp*	9,750	457,763
Autodesk Inc*	8,500	290,615
CACI International Inc.*	8,524	560,794
Jabil Circuit*	\6,150	191,819
Linear Technology Corp	3,400	132,124
SRA International*	6,700	249,240
Storage Technology*	3,800	139,574
The Titan Corp*	22,200	512,598
		2,534,527

Transportation (1.0%)
Arkansas Best Corp	1,800	61,740
Yellow Roadway*	2,700	142,857
		204,597

Utilities (6.6%)
Centerpoint Energy	16,300	223,962
Keyspan Corp	4,800	195,312
Northeast Utilities	10,050	216,879
NSTAR	6,300	191,079
Public Service Enterprise	1,300	83,590
Wisconsin Energy	10,750	431,613
		1,342,435

Total Common Stocks	(Cost $13,247,404)	$20,126,082

Short-Term Obligations (1.5%)
	Principal Amount

Wisconsin Corporate Central Credit Union Variable Demand Note
3.15%, due 12/31/05	$311,865	$311,86

Total Short-Term Obligations	(Cost $311,865)	311,865

Total Investments:	100.0%	(Cost $13,559,269)	$20,437,947
Other Assets, Less Liabilities:	(0.0)%		(6,338)
Total Net Assets:	100.0%		$20,431,609

* Non-Income Producing Securities

THOMAS WHITE INTERNATIONAL FUND
Investment Portfolio July 31, 2005
Country	Issue	Industry	Shares	Value

COMMON STOCKS:	97.8%
AUSTRALIA:	3.1%

	Aust & NZ Bank	Banking	45,000	$731,466
	Bluescope Steel	Metals	51,200	365,317
	Rio Tinto Plc ADR	Metals	7,300	968,345
				2,065,128

BELGIUM:	2.6%

	Dexia	Banking	46,100	1,041,906
	Fortis	Insurance	22,000	643,667
				1,685,573

BRAZIL:	1.6%

	Petroleo Brasileir	Energy	17,990	823,737
	Banco Itau Holding Pref	Banking	1,200	227,347
				687,302

CANADA:	7.4%

	Canadian Pacific Railway	Transportation	27,350	1,061,172
	Canadian Tire	Consumer Durables	13,200	628,987
	CI Fund Management	Financial Div.	22,250	360,432
	CP Ships Ltd	Transportation	14,300	253,832
	Enbridge Inc	Energy	14,200	409,275
	Manitoba Telecom	Communication	10,400	397,064
	Petro- Canada	Energy	12,300	883,771
	Potash Corp of Saskatchewan Inc	Chemicals	2,700	286,853
	Royal Bank Of Canada	Banking	9,800	619,246
				4,900,632

CHINA:	1.8%

	Petrochina Co Ltd ADR	Energy	13,200	1,177,836

DENMARK:	1.5%

	H Lundbeck A/S	Health Care	16,500	407,601
	TDC A/S	Communication	12,800	575,194
				982,795

FRANCE:	7.8%

	AXA SA	Insurance	33,500	915,545
	Bouygues	Communication	10,200	446,590
	Christian Dior	Consumer Staple	5,350	437,215
	Ciments Francais	Building	3,200	322,040
	Peugeot SA	Consumer Durables	4,600	296,165
	Saint-Gobain	Industrial	5,900	354,468
	Societie Generale	Banking	9,550	1,045,038
	Suez SA	Utilities	15,000	411,947
	Veolia Environnement	Utilities	22,800	884,916
				5,113,924

GERMANY:	6.8%

	Deutsche Post AG	Services	12,500	309,945
	Fresenius AG Pfd	Health Care	9,100	1,164,612
	Hypo Real Estate Holdings	Financial Div.	22,700	921,495
	RWE AG	Utilities	9,400	628,230
	Schering AG	Health Care	15,300	963,736
	Wincor Nixdorf AG	Services	5,800	523,499
				4,511,517

GREECE:	0.4%

	Public Power Corp	Utilities	11,300	282,519

HONG KONG:	1.2%

	BOC Hong Kong Holdings	Banking	65,000	131,281
	China Mobile Hong Kong Ltd	Communication	108,000	433,480
	Hang Lung Group	Financial Div.	128,000	255,219
				819,980

IRELAND:	0.7%

	Allied Irish Banks Plc	Banking	20,000	432,862

ITALY:	0.7%

	Banca Intesa SPA	Banking	90,000	437,589

JAPAN:	17.0%

	Canon	Technology	20,600	1,019,366
	Canon Sales Co	Services	32,000	610,893
	Citizen Watch Co	Technology	40,400	357,399
	Dai Nippon Printing	Services	12,000	187,967
	Fast Retailing Co Ltd	Consumer Retail	4,400	258,063
	Hitachi Software Engineering	Technology	11,300	187,662
	Honda Motor	Consumer Durables	13,500	694,463
Japan Tobacco	Consumer Staples	16	227,839
JS Group Corp	Building	11,400	185,671
Kaneka Corp	Chemicals	32,000	361,693
Kao Corp	Consumer Staple	18,000	411,712
Komatsu Ltd	Capital Goods	38,000	358,826
Matsushita Electric Works	Industrial	28,000	235,242
Mitsubishi Tokyo Financial	Banking	35	294,055
Nippon System Development	Technology	12,500	255,874
Sankyo Co	Health Care	18,000	355,642
Sankyo Co Gunma	Services	12,500	580,723
Sega Sammy Holdings	Services	3,800	235,048
Seiko Epson Corp	Technology	4,300	126,673
Sembcorp Industries	Industrial	150,000	248,205
Showa Shell Sekiyu	Energy	34,000	368,563
Sompo Japan Insurance	Insurance	24,000	228,336
Sumitomo Mitsui Financial Group	Banking	110	725,436
Taisho Pharmaceutical	Health Care	13,000	255,117
Tokyo Electric Power	Utilities	17,000	406,995
Toyota Motor	Consumer Durables	16,000	605,197
Yamada Denki	Consumer Retail	23,200	1,311,141
Yamaha Corp	Services	7,500	121,151
			$11,214,952

MALAYSIA:	0.4%

	IOI Corp BHD	Consumer Staples	96,300	282,438

MEXICO:	2.2%

	America Movil ADR Ser L	Communication	44,100	981,666
	Cemex SA ADR	Building	9,623	453,821
				1,435,487
NETHERLANDS:	6.8%

	ABN AMRO Holdings	Banking	45,400	1,135,077
	AKZO Nobel	Chemicals	19,100	786,007
	ING Groep NV	Insurance	34,844	1,055,362
	KON KPN	Communication	59,000	513,636
	Randstad Holdings *	Services	24,350	992,903
				4,482,985

NEW ZEALAND:	1.1%

	Contact Energy LTD	Energy	72,000	377,928
	Fletcher Building LTD	Building	64,700	322,950
				700,878

NORWAY:	3.0%

	DNB NOR ASA	Banking	54,000	566,055
	Statoil ASA	Energy	64,100	1,393,271
				1,959,326

RUSSIA:	0.5%

	AO Tatneft ADR	Energy	7,700	310,310

SOUTH AFRICA:	5.7%

	ABSA Group	Banking	18,360	255,909
	Anglo American	Industrial	38,200	963,992
	JD Group	Consumer Retail	18,000	201,974
	MTN Group	Communication	61,100	432,283
	Sasol Ltd	Consumer Staple	39,000	1,165,281
	Steinhoff Intl Hldg	Consumer Durables	135,800	343,207
	Tiger Brands Ltd	Consumer Staple	23,000	421,995
				3,784,641

SOUTH KOREA:	5.6%

	Korea Gas Corp	Utilities	6,000	175,276
	LG Chem	Chemicals	6,000	222,016
	Posco ADR	Metals	8,800	439,120
	Samsung Electronics	Technology	3,285	1,807,318
	Samsung Fire & Marin Insurance	Insurance	5,600	506,042
	Woori Finance	Banking	42,200	519,820
				3,669,592

SPAIN:	1.6%

	Repsol YPF SA	Energy	36,700	1,028,811

SWEDEN:	3.8%

	Atlas Copco	Capital Goods	35,100	596,602
	Autoliv	Consumer Durables	9,850	438,818
	Foreningssparbanken AB	Banking	17,550	415,814
	Sandvik AB	Capital Goods	13,200	527,765
	SSAB Svenskt Stal A	Metals	9,600	243,524
	Volvo B	Consumer Durables	7,100	297,587
				2,520,110

SWITZERLAND:	1.8%

	Credit Suisse Group	Banking	28,650	1,200,976

TAIWAN:	0.2%

	Taiwan Semiconductor	Technology	75,707	126,287

THAILAND:	0.3%

	Charoen Pok Foods	Consumer Staple	2,150,000	228,115

UNITED KINGDOM:	12.3%

	Barclays Plc	Banking	65,400	856,478
	Brit Am Tobacco	Consumer Staple	57,100	584,932
	Bt Group Plc	Communication	156,900	597,867
	Bunzl Plc	Forest & Paper	184,600	421,700
	Cable & Wireless Plc	Communication	3,100	21,822
	Enterprise Inns Plc	Services	18,800	261,267
	Gallaher Group Plc	Consumer Staple	51,700	801,820
	Hays	Services	147,100	365,499
	Hbos Plc	Banking	35,700	526,093
	Imperial Chemical	Chemical	28,300	214,596
	Imperial Tobacco	Consumer Staple	65,600	315,044
	Inchcape Plc	Services	37,500	1,069,474
	Pernod Ricard	Consumer Staple	7,200	243,248
	Royal & Sun Alliance	Insurance	417,600	601,428
	Shire Pharm Group	Health Care	73,700	768,345
	Wimpey (George) Plc	Building	29,000	215,611
				7,865,224

Total Common Stocks		(Cost $52,016,785)		$64,544,063

SHORT TERM OBLIGATIONS:	23.6%

			Principal Amount
	The Northern Trust Company
	Eurodollar
	Time Deposit 0.75%, due 12/01/05		$1,126,781	$1,126,781

HELD AS COLLATERAL
FOR SECURITIES	Northern Institutional Liquid Asset		14,446,608	14,446,608
LENDING	Portfolio
Total Short Term Obligations		(Cost $15,573,389)		$15,573,389

Total Investments	121.4%	(Cost $67,590,174)	$80,117,452
Other Assets, Less Liabilities:	(21.4)%		(14,146,194)
Total Net Assets:	100.0%		$65,971,258

* Non-Income Producing Securities
ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date:	September 29, 2005

By:	/s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date:	September 29, 2005